UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York — 132.5%
Corporate — 12.9%
City of New York New York Build Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$280	$299,589
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (b):
7.63%, 8/01/25	3,200	3,463,424
7.75%, 8/01/31	4,000	4,336,640
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	795	872,696
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	1,000	1,131,670
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	621,313
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	6,000	6,025,980
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	4,230	4,969,446
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	1,500	1,554,435
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	1,715	1,742,131
_____________
		25,017,324

County/City/Special District/School District — 31.1%
City of New York New York, GO:
Fiscal 2009, Series A-1, 4.75%, 8/15/25	750	830,482
Fiscal 2012, Sub-Series G-1, 5.00%, 4/01/29	750	857,685

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO (concluded):
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	$690	$785,862
Series A-1, 5.00%, 8/01/35	1,000	1,115,610
Series D, 5.38%, 6/01/32	25	25,105
Series G-1, 6.25%, 12/15/18 (c)	485	574,856
Series G-1, 6.25%, 12/15/31	15	17,712
Sub-Series G-1, 5.00%, 4/01/28	630	723,026
Sub-Series I-1, 5.38%, 4/01/36	1,750	1,996,592
City of New York New York, GO, Refunding:
Fiscal 2014, Series E, 5.50%, 8/01/25	1,280	1,591,603
Series E, 5.00%, 8/01/30	1,000	1,138,130
Series I, 5.00%, 8/01/30	1,000	1,145,570
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	250	255,915
5.00%, 11/15/44	3,000	3,070,980
4.75%, 11/15/45	500	502,675
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	1,140	1,298,870
5.00%, 7/01/33	500	555,495
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (d)	1,960	612,265
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (d)	1,500	406,725
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	172,643
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	3,000	3,077,610
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	350	360,294

BlackRock New York Municipal Income Trust	April 30, 2015	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	$650	$722,416
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,500	2,813,225
City of New York New York Transitional Finance Authority, Future Tax Secured Bonds, RB, 3.00%, 2/01/30	810	796,667
Hudson Yards Infrastructure Corp., RB, Series A:
Senior, Fiscal 2012, 5.75%, 2/15/47	200	230,050
5.00%, 2/15/47	5,485	5,798,468
(AGC), 5.00%, 2/15/47	1,000	1,060,070
(AGM), 5.00%, 2/15/47	1,000	1,060,070
(NPFGC), 4.50%, 2/15/47	4,500	4,696,200
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.00%, 11/15/34	800	896,144
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at 1 Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,367,760
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	2,000	2,261,000
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	480	526,526
4 World Trade Center Project, 5.00%, 11/15/31	860	969,633
4 World Trade Center Project, 5.00%, 11/15/44	7,655	8,444,307
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,550,501
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,935	2,071,746
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,670	1,843,296

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB (concluded):
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	$2,070	$2,238,477
_____________
		60,462,261
Education — 31.7%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	1,164,482
Buffalo & Erie County Industrial Land Development Corp., RB, 4.00%, 7/01/45	160	153,754
Build New York City Resource Corp., Refunding RB, Packer Collegiate Institute, 4.00%, 6/01/45	500	481,340
Build NYC Resource Corp., RB, South Bronx Charter School for International Cultures & The Arts Project, Series A, 5.00%, 4/15/33	900	922,536
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	281,450
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	750	832,297
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	225	257,339
Carnegie Hall, Series A, 4.75%, 12/01/39	2,000	2,157,940
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,112,420
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	3,135	3,429,220

BlackRock New York Municipal Income Trust	April 30, 2015	2

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	$625	$710,256
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/34	170	182,480
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	5,155	4,858,227
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	135	146,011
County of Madison New York Industrial Development Agency, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	275	284,840
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,900	2,120,438
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	320	357,693
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,165	1,230,298
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	381,535
5.00%, 7/01/42	220	230,648
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	750	838,065
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	700	784,770

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	$500	$568,575
State of New York Dormitory Authority, Refunding RB, Barnard College:
Series A, 4.00%, 7/01/36	410	422,435
Series A, 5.00%, 7/01/33	530	612,733
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	693,330
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	239,839
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	181,193
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	875,512
New York University Mount Sinai School of Medicine, 5.13%, 7/01/39	2,000	2,220,680
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	1,440	1,870,358
New York University, Series A (AMBAC), 5.00%, 7/01/17 (c)	1,000	1,091,050
New York University, Series B, 5.00%, 7/01/37	1,250	1,400,725
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	829,582
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	2,000	2,218,520
Teachers College, Series B, 5.00%, 7/01/42	3,225	3,550,725
Touro College & University System, Series A, 5.25%, 1/01/34	800	890,376
Touro College & University System, Series A, 5.50%, 1/01/39	2,000	2,228,280
University of Rochester, Series A, 5.13%, 7/01/39	850	959,556

BlackRock New York Municipal Income Trust	April 30, 2015	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, RB (concluded):
University of Rochester, Series A, 5.75%, 7/01/39	$650	$747,169
University of Rochester, Series B, 5.00%, 7/01/39	500	530,615
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	2,000	2,304,080
Brooklyn Law School, 5.75%, 7/01/33	475	534,845
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,144,510
Culinary Institute of America, 5.00%, 7/01/42	300	317,181
Fordham University, 4.00%, 7/01/30	555	575,291
Fordham University, 5.00%, 7/01/44	850	951,354
New York University, Series A, 5.00%, 7/01/37	1,790	2,005,838
Rochester Institute of Technology, 5.00%, 7/01/42	1,790	1,970,790
Rockefeller University, Series B, 4.00%, 7/01/38	775	811,371
Skidmore University, Series A, 5.00%, 7/01/28	75	85,256
Skidmore University, Series A, 5.25%, 7/01/29	85	98,403
St. Johns University, Series A, 5.00%, 7/01/34	250	284,598
St. Johns University. Series A, 5.00%, 7/01/37	1,000	1,134,700
State University Facilities, Series A, 5.25%, 7/01/30	2,355	2,766,112
State University Facilities, Series A, 5.25%, 7/01/32	445	519,858
Teachers College, 5.50%, 3/01/39	450	501,845
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	415	468,838
_____________
		61,524,162

Municipal Bonds	Par (000)	Value
New York (continued)
Health — 14.9%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	$300	$341,376
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	500,425
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/32	240	262,291
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,650	1,911,294
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 5.00%, 7/01/42	2,800	2,980,068
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	230	255,896
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson's Ferry Project, 5.00%, 11/01/28	1,175	1,206,690
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,500	3,818,220
Series B, 6.00%, 11/01/30	500	577,810
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
5.00%, 1/01/28	675	743,033
5.00%, 1/01/34	1,250	1,342,038
State of New York Dormitory Authority, RB:
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	750	810,060
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	500	581,785

BlackRock New York Municipal Income Trust	April 30, 2015	4

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	227,120
State of New York Dormitory Authority, RB (concluded):
New York University Hospitals Center, Series A, 6.00%, 7/01/40	$500	$577,785
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	1,775	1,977,350
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	1,000	1,035,530
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	309,160
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,564,080
New York University Hospitals Center, Series A, 5.00%, 7/01/17 (c)	3,390	3,709,440
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,750	1,927,835
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	1,000	1,097,030
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,100	1,231,637
_____________
		28,987,953

Housing — 2.0%
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	925	963,933
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,519,635
State of New York Mortgage Agency, RB, S/F Housing, 49th Series, 4.00%, 10/01/43	1,000	1,006,360

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	$360	$351,166
_____________
		3,841,094

State — 11.3%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2015, Series S-1, 5.00%, 7/15/43	1,190	1,338,917
Series S-2 (NPFGC), 4.25%, 1/15/34	1,260	1,280,513
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, 5.00%, 2/01/32	5,000	5,727,250
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	1,000	1,075,830
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/42	4,380	4,894,431
General Purpose, Series C, 5.00%, 3/15/34	2,185	2,478,730
State Supported Debt, Series A, 5.00%, 3/15/44	360	408,816
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	395	436,767
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	363,142
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	2,500	2,835,325
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	885	1,022,396
_____________
		21,862,117

Tobacco — 0.8%
Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	150	148,719

BlackRock New York Municipal Income Trust	April 30, 2015	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (concluded)
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	$1,000	$1,016,920
Niagara Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	250	279,952
5.25%, 5/15/40	110	122,196
_____________
		1,567,787
Transportation — 19.4%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/33	540	623,900
Series C, 6.50%, 11/15/28	1,000	1,186,700
Series D, 5.25%, 11/15/41	1,000	1,134,010
Series E, 5.00%, 11/15/38	4,000	4,452,120
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	910	1,065,501
Series F, 5.00%, 11/15/30	2,000	2,307,760
Port Authority of New York & New Jersey, ARB:
Consolidated, 183rd Series, 4.00%, 6/15/44	500	510,730
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	6,033,420
Special Project, JFK International Air Terminal LLC, Series 8, AMT (NPFGC), 6.00%, 12/01/42	1,000	1,176,260
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	750	831,615
179th Series, 5.00%, 12/01/38	575	651,228
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	500	513,870
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	1,330	1,372,906
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	1,970	1,972,502
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	500	546,655

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding RB, 5.00%, 5/01/45	$1,150	$1,307,009
State of New York Thruway Authority, Refunding RB:
General, 5.00%, 1/01/32	2,850	3,255,783
General, Series I, 5.00%, 1/01/27	1,000	1,154,000
General, Series I, 5.00%, 1/01/37	2,920	3,255,566
General, Series I, 5.00%, 1/01/42	280	307,922
Series J, 5.00%, 1/01/41	2,000	2,216,260
Triborough Bridge & Tunnel Authority, Refunding RB (d):
CAB, Sub-Series A, 0.00%, 11/15/32	845	439,974
General, Series B, 0.00%, 11/15/32	2,500	1,354,600
_____________
		37,670,291
Utilities — 8.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	750	786,487
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,149,190
Series A, 4.75%, 6/15/30	1,500	1,614,735
City of New York New York Water & Sewer System, Refunding RB, Series D, 5.00%, 6/15/39	2,500	2,514,975
Long Island Power Authority, RB, General:
Electric Systems, Series C (CIFG), 5.25%, 9/01/29	2,000	2,427,160
Series A (AGM), 5.00%, 5/01/36	500	554,560
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	4,000	4,527,600

BlackRock New York Municipal Income Trust	April 30, 2015	6

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds New York City Municipal Water, Series B, 5.00%, 6/15/36	$350	$392,623
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	2,000	2,287,220
_____________
		16,254,550
_____________
Total Municipal Bonds in New York		257,187,539

Puerto Rico — 1.4%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,605	2,789,070

Total Municipal Bonds — 133.9%		259,976,609

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

New York — 27.1%
County/City/Special District/School District — 5.5%
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/29	4,370	4,997,445
Sub-Series I-1, 5.00%, 3/01/36	1,500	1,700,145
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	928,562
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,959,766
_____________
		10,585,918
Education — 2.1%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	3,527	4,023,759

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
State — 2.4%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$660	$738,314
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	1,250	1,437,696
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	750	889,695
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,500	1,657,905
_____________
		4,723,610
Transportation — 5.4%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,434,047
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, 5.00%, 10/15/26	1,500	1,684,395
State of New York Thruway Authority, Refunding RB, Transportation, Series A, 5.00%, 3/15/31	1,180	1,352,150
_____________
		10,470,592
Utilities — 11.7%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,367,098
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Series BB, 5.00%, 6/15/44	3,511	3,918,881
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	931,211
2nd General Resolution, Series HH, 5.00%, 6/15/32	5,310	6,041,665
Series A, 4.75%, 6/15/30	2,500	2,691,225

BlackRock New York Municipal Income Trust	April 30, 2015	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (concluded)
Utilities (concluded)
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	$6,868	$7,854,231
_____________
		22,804,311

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.1%		52,608,190
Total Long-Term Investments (Cost — $290,524,368) — 161.0%		312,584,799

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (g)(h)	884,124	884,124

Value
Total Short-Term Securities (Cost — $884,124) — 0.5%	$884,124

Total Investments (Cost — $291,408,492*) — 161.5%	313,468,923
Other Assets Less Liabilities — 2.1%	4,131,416
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.9%)	(28,965,423)
VMTP Shares, at Liquidation Value — (48.7%)	(94,500,000)

Net Assets Applicable to Common Shares — 100.0%	$194,134,916
_____________

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$263,154,685
Gross unrealized appreciation	$22,562,599
Gross unrealized depreciation	(1,208,942)
Net unrealized appreciation	$21,353,657

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires on 2/15/2019 is $661,933.
(g)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income

BIF New York Municipal Money Fund	874,210	9,914	884,124	—

(h)	Represents the current yield as of report date.

BlackRock New York Municipal Income Trust	April 30, 2015	8

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(206)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$26,445,250	$(232,818)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BlackRock New York Municipal Income Trust	April 30, 2015	9

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$312,584,799	—	$312,584,799
Short-Term Securities	$884,124	—	—	884,124
Total	$884,124	$312,584,799	—	$313,468,923

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(232,818)	—	—	$(232,818)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock New York Municipal Income Trust	April 30, 2015	10

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$293,000	—	—	$293,000
Liabilities:
TOB trust certificates	—	$ (28,960,581)	—	(28,960,581)
VMTP Shares	—	(94,500,000)	—	(94,500,000)
Total	$293,000	$(123,460,581)	$—	$(123,167,581)
During the period ended April 30, 2015, there were no transfers between levels.

BlackRock New York Municipal Income Trust	April 30, 2015	11

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: June 22, 2015